Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Mortgage loans held for sale	$ 1,200	$ 0
Depreciation methods	Straight line and accelerated methods
Amortization method	Straight line and accelerated methods
Sustained period of repayment performance for non-accrual TDRs	6 months
Period of employees highest compensation before retirement	10 years
Core deposit intangible | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated lives	7 years
Core deposit intangible | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated lives	8 years
Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 to 40 years
Furniture and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 to 15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies [Line Items]
Investment in capital stock of the Federal Home Loan Bank of total assets	0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances	4.00%